UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                November 14, 2006
---------------------             ---------------            -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $322,115
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2          COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                               VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP     (x$1000)  PRN AMT  PRN CALL  DISCRETION  MGRS     SOLE    SHARED  NONE
RINKER GROUP LTD                SPONSORED ADR      76687M101     2802    54451    SH           Sole    None       54451
ALLIANT TECHSYSTEMS INC         COM                018804104     6841    84399    SH           Sole    None       84399
AMPHENOL CORP NEW               CLA                032095101    17741   286474    SH           Sole    None      286474
AVID TECHNOLOGY INC             COM                05367P100     2185    60000    SH           Sole    None       60000
BERKSHIRE HATHAWAY INC DEL      CLA                084670108    34488      360    SH           Sole    None         360
CARMAX INC                      COM                143130102     6368   152674    SH           Sole    None      152674
CARPENTER TECHNOLOGY CORP       COM                144285103     6654    61896    SH           Sole    None       61896
CASUAL MALE RETAIL GRP INC      COM                148711104     6176   449853    SH           Sole    None      449853
CIRCOR INTL INC                 COM                17273K109     3743   122531    SH           Sole    None      122531
CONNECTICUT LIGHT AND POWER CO  PREFERRED STOCKS   207597626      320     8575    SH           Sole    None        8575
COPART INC                      COM                217204106    11001   390240    SH           Sole    None      390240
CREDIT ACCEP CORP MICH          COM                225310101    12380   417112    SH           Sole    None      417112
CVS CORP                        COM                126650100      204     6364    SH           Sole    None        6364
DEVON ENERGY CORP NEW           COM                25179M103     1895    30000    SH           Sole    None       30000
DISCOVERY HOLDING CO            CLA COM            25468Y107     7510   519358    SH           Sole    None      519358
EDDIE BAUER HOLDINGS CORP       COM                071625107     1138   105900    SH           Sole    None      105900
EXACT SCIENCES CORP             COM                30063P105     1210   596000    SH           Sole    None      596000
GENESEE & WYO INC               CLA                371559105    10108   435309    SH           Sole    None      435309
GOOGLE INC                      CLA                38259P508     6925    17230    SH           Sole    None       17230
HARMAN INTL INDS INC            COM                413086109     7074    84775    SH           Sole    None       84775
HOUSEVALUES INC                 COM                44183Y102      185    31743    SH           Sole    None       31743
IAC INTERACTIVECORP             COM NEW            44919P300     3558   123703    SH           Sole    None      123703
KINDRED HEALTHCARE INC          COM                494580103     2680    90128    SH           Sole    None       90128
KINETIC CONCEPTS INC            COM NEW            49460W208     3146   100000    SH           Sole    None      100000
LABORATORY CORP AMER HLDGS      COM NEW            50540R409    17456   266213    SH           Sole    None      266213
LESCARDEN INC                   NASDAQ OTC ISSUES  526867106       93   345000    SH           Sole    None      345000
LIBERTY GLOBAL INC              COM SER C          530555309     7901   315282    SH           Sole    None      315282
LIBERTY GLOBAL INC              COM SER A          530555101     8010   311205    SH           Sole    None      311205
LIONBRIDGE TECHNOLOGIES INC     COM                536252109     8019  1050970    SH           Sole    None     1050970
MEDCOHEALTH SOLUTIONS INC       COM                58405U102    12838   213579    SH           Sole    None      213579
PECO ENERGY CO                  PREFERRED STOCKS   693304404      320     3800    SH           Sole    None        3800
PENN TREATY AMERN CORP          COM NEW            707874400     1454   198100    SH           Sole    None      198100
PETSMART INC                    OM                 716768106    11554   416221    SH           Sole    None      416221
POWERWAVE TECHNOLOGIES INC      COM                739363109     2922   384507    SH           Sole    None      384507
READERS DIGEST ASSN INC         COM                755267101     3035   234192    SH           Sole    None      234192
REGAL BELOIT CORP               COM                758750103     8904   204679    SH           Sole    None      204679
RESTORATION HARDWARE INC DEL    COM                760981100     2254   260000    SH           Sole    None      260000
SEALED AIR CORP NEW             COM                81211K100    11268   208195    SH           Sole    None      208195
SEI INVESTMENTS CO              COM                784117103    12510   222632    SH           Sole    None      222632
SLM CORP                        COM                78442P106    12475   240000    SH           Sole    None      240000
STANCORP FINL GROUP INC         COM                852891100      893    20000    SH           Sole    None       20000
STANDARD MTR PRODS INC          COM                853666105     1989   165905    SH           Sole    None      165905
STEINWAY MUSICAL INSTRUMENTS    COM                858495104      672    24000    SH           Sole    None       24000
SUMTOTAL SYS INC                COM                866615107     3274   439402    SH           Sole    None      439402
TEKTRONIX INC                   COM                879131100    10362   358191    SH           Sole    None      358191
VALUEVISION MEDIA INC           CLA                92047K107     9819   847180    SH           Sole    None      847180
VICOR CORP                      COM                925815102    12221  1058992    SH           Sole    None     1058992
ZEBRA TECHNOLOGIES CORP         CLA                989207105     5540   155000    SH           Sole    None      155000
                                                              322,115


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